Deferred revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred revenue
Balance at the beginning of the year	¥ 620,000	$ 88,621	¥ 58,293
Decrease in contract liabilities from recognizing revenue during the year included in the contract liabilities at the beginning of the year	(620,000)	(88,621)	(58,293)
Increase in contract liabilities from billings in advance of performance obligation under contracts	40,942	5,852	620,000
Balance at the end of the year	¥ 40,942	$ 5,852	¥ 620,000